Acquisition of Nautilus Offshore Services Inc. - Amortization Schedule (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Above-market acquired time charters	$ 3,212	$ 11,007
Amortization and write off as of June 30, 2016	7,795
Remaining 2016	1,712
2017	$ 1,500